FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 2,012,444	$ 1,693,260
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 2,100,128	$ 1,600,129